Derivative Instruments and Hedging Activities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2013 Foreign currency forward contracts EUR (€)	Dec. 31, 2012 Foreign currency forward contracts USD ($)	Dec. 31, 2013 Foreign currency forward contracts Short [Member] USD ($)	Dec. 31, 2013 Foreign currency forward contracts Short [Member] EUR (€)	Dec. 31, 2012 Foreign currency forward contracts Short [Member] USD ($)	Dec. 31, 2012 Foreign currency forward contracts Short [Member] EUR (€)	Dec. 31, 2013 Interest rate swap USD ($)	Dec. 31, 2012 Interest rate swap USD ($)	Dec. 31, 2009 Interest rate swap USD ($) item
Derivative Instruments and Hedging Activities
Number of operating subsidiaries	2
Derivative Instruments and Hedging Activities
Outstanding notional amounts		€ 45,690	$ 18,000	$ 7,000	€ 100,690	$ 21,000	€ 39,000	$ 27,000	$ 36,000	$ 70,000
Number of derivative contracts										1